SUPPLEMENTAL INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from (used in) operating activities [abstract]
Trade receivables and other current assets	$ (467)	$ 42	$ (44)
Accounts payable and accrued liabilities	(259)	8	(6)
Other assets and liabilities	99	(60)	26
Increase (decrease) in working capital	$ 627	$ 10	$ 24